Trade accounts receivable, net	12 Months Ended
Dec. 31, 2011
Trade accounts receivable, net

4.     Trade accounts receivable, net

Trade accounts receivable at end of years presented consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Trade accounts receivable	128,480,503	300,023,348	$47,615,951
Less: Allowance for doubtful accounts	—	—	—
Trade accounts receivable, net	128,480,503	300,023,348	$47,615,951

As of December 31,2011, trade accounts receivables of RMB29,196,300 ($4,633,671 ) were pledged as collateral for bank loans.